STATEMENTS OF PROFIT OR LOSS - ADDITIONAL INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure Of Statements Of Comprehensive Loss Additional Information [Abstract]
STATEMENTS OF PROFIT OR LOSS – ADDITIONAL INFORMATION
NOTE 19: -	STATEMENTS OF PROFIT OR LOSS – ADDITIONAL INFORMATION

a.	Cost of revenues:

	Year ended December 31,
	2025	2024 (*)	2023 (*)

Salaries and benefits	$480	$651	$359
Inventory impairment	2,180	-	-
Materials and sub-contractors	1,434	1,729	1,131

	$4,094	$2,380	$1,490

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.

b.	Research and development, net:

	Year ended December 31,
	2025	2024 (*)	2023 (*)

Salaries and benefits	$4,616	$6,907	$7,930
Share-based compensation	161	370	660
Materials and sub-contractors	1,475	2,863	5,087
Plant growth and greenhouse maintenance	299	456	744
Office maintenance	363	651	639
Depreciation and amortization	1,079	1,184	1,249
Gain from derecognition of property, plant and equipment	-	-	(26)
Amounts recorded with respect to government grants (**)	-	48	(125)
Other	1	32	38

	$7,994	$12,511	$16,196

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.

(**) Excludes EU Horizon participation amounts of approximately $557, $561 and $265 for the years 2025, 2024 and 2023, respectively, that were deducted mainly from salaries and benefits costs and materials and sub-contractors costs as mentioned above.

c.	Sales and marketing:

	Year ended December 31,
	2025	2024 (*)	2023 (*)

Salaries and benefits	$739	$1,220	$1,352
Share-based compensation	105	265	169
Subcontractors and professional fees	447	253	459
Travel	82	196	111
Legal	-	21	10
Other	103	28	51

	$1,476	$1,983	$2,152

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.

d.	General and administrative:

	Year ended December 31,
	2025	2024 (*)	2023 (*)

Salaries and benefits	$2,428	$2,823	$2,793
Share-based compensation	367	533	277
Professional fees	1,331	3,324	1,954
Other	160	313	351

	$4,286	$6,993	$5,375

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.

e.	Other expenses (income):

1.
Other expenses, net, of approximately $37 thousand were recorded in 2025 mainly due to the impairment of fixed assets associated with the reduction in Biomica Ltd.’s activities, partially offset by income recognized in the first quarter of 2025 related to the accounting treatment of Company’s sub-lease agreement.

2.	The decision to cease Canonic Ltd.’s operations in the first half of 2024 resulted in other expenses of approximately $514, mainly due to impairment of fixed assets in the first quarter of 2024.

f.	Financing income and expenses:

Financing income:

	Year ended December 31,
	2025	2024 (*)	2023 (*)

Exchange differences	$-	$2	$164
Interest income	356	815	978
Financial income in respect of government grants	-	47	26
Revaluation of Convertible SAFE	371	-	-
Change in the fair value of marketable Securities	-	-	45
Remeasurement of warrants and pre-funded warrants	1,781	6,529	-

	$2,508	$7,393	$1,213

Financing expenses:

	Year ended December 31,
	2025	2024 (*)	2023 (*)

Bank expenses and commissions	$32	$57	$48
Exchange differences	292	80	385
Excess of initial fair value of pre-funded warrants over transaction proceeds	-	2,684	-
Amortization of deferred expenses related to issuance of warrants	1,323	471	-
Lease liability interest	157	63	114
Revaluation of Convertible SAFE	-	3	254
Financial expenses in respect of government grants	129	-	127

	$1,933	$3,358	$928

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.